DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
DEBT
Schedule of convertible notes
	September 30, 2025	December 31, 2024
Convertible notes	$1,903,900	$274,914
Unamortized discounts	(1,417,287)	(86,608)
Convertible notes, net	$486,613	$188,306

	December 31, 2024	December 31, 2023
Convertible notes	$274,914	$204,488
Unamortized discounts	(86,608)	(153,402)
Convertible notes, net	$188,306	$51,086

Schedule of maturities of debt
2025	1,967,356
Total	$1,967,356

2024	$63,456
2025	1,640,466
Total	$1,703,922